CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (1,780,826)	$ (1,797,228)	$ (802,852)	$ (155,024)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Debt discount amortization		0		18,750	356,250
Depreciation and amortization	88,692	72,258	35,277	0	148,860
Loss on vendor notes receivable foreclosure		0		0	1,279,921
Founders shares issued as consulting fees		0		14,934	0
Stock issued for services		0		0	454,625
Warrants for services and interest		125,000		0	113,188
Employee stock awards	319,375	482,624	0	0	160,000
Stock Grants	111,402	106,563	0	0
Imputed interest		0		0	46,340
Changes in Current Assets and Liabilities
Vendor notes receivable		0		(1,550,000)	0
Vendor advances receivable		0		(89,934)	186,486
Accounts receivable	388,386	(1,031,385)	(210,129)	0	(171,812)
Allowance for doubtful accounts	(3,000)	(3,000)	0	0	26,046
Due from related parties	996	4,257	0	0	(18,461)
Inventories	(718,232)	(612,693)	(56,792)	(219,105)	(928,762)
Prepaid expenses	115,123	101,114	36,840	0	183,181
Deposits	(132,178)	(16,300)	0	0	0
Accounts payable	(61,293)	2,572	30,010	57,995	418,898
Accrued liabilities	(102,864)	286,435	14,689	0	254,774
Net cash used in operating activities	(1,774,419)	(2,279,783)	(952,957)	(1,922,384)	(3,279,367)
Cash flows from investing activities:
Purchase of equipment	(566,364)	(507,181)	(856)	0	(304,188)
Patent		(100,000)		0	(100,000)
Net cash used in investing activities	(566,364)	(607,181)	(856)	0	(404,188)
Cash flows from financing activities:
Convertible note payable		(1,575,000)		1,500,000	0
Convertible note payment	0	0	(100,000)	0	(300,000)
Note payments - related party	0	0	(297,960)	(75,000)	(960,000)
Insurance premium note payments	(30,134)	(74,429)	(39,223)	0	(207,033)
Sale of common stock	3,247,030	9,263,424	1,335,625	732,500	6,038,900
Common stock issued for exercised warrants	2,354,125		0
Collection of stock subscription		5,000		0	167,500
Common stock activity - founder shares		0		0	(99,355)
Organization and fund raising costs	(545,359)	(1,137,211)	0	(225,000)	(179,750)
Net cash provided by financing activities	5,025,662	6,481,784	898,442	1,932,500	4,460,262
Net increase in cash	2,684,879	3,594,820	(55,371)	10,116	776,707
Cash, beginning of period	4,381,643	786,823	100,135	0	10,116
Cash, end of period	7,066,522	4,381,643	44,764	10,116	786,823
Supplemental Cash Flow Information
Cash paid during the period for Interest	1,497	0	4,616	0	9,105
Cash paid during the period for Income taxes	0	0	0	0	0
Vendor note receivable foreclosure
Vendor notes receivable		0		0	1,305,079
Vendor advances receivable		0		0	(96,552)
Accounts receivable		0		0	(20,965)
Inventories		0		0	(644,447)
Equipment		0		0	(543,115)
Vendor notes receivable		0		(1,035,000)	0
Licensing Agreement		0		(125,000)	(125,000)
Issuance of common stock		0		0	125,000
Insurance premium note payable		167,456		0	213,913
Prepaid expenses		(167,456)		0	(213,913)
Common stock	(11)	0	0	0	604
Additional paid-in-capital	$ 11	0	$ 0	0	(604)
Prepaid legal services		0		0	(224,000)
Issuance of common stock		0		125,000	224,000
Notes payable - related party				1,035,000	0
Issuance of common stock		0		0	750,000
Patent acquisitions		0		0	(750,000)
Stock subscription receivable		0		(167,500)	(5,000)
Additional paid-in-capital		$ 0		$ 167,500	$ 5,000